IFRS 7 - Disclosure - Market Risk - Summary of Incremental Risk Charge (Detail) - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2024	Apr. 30, 2024	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2023
Market Risk [line items]
Total VaR (one-day measure)	$ 10.7	$ 15.0	$ 9.5
Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	7.4	11.7	7.2
Credit spread risk [member]
Market Risk [line items]
Total VaR (one-day measure)	2.6	2.4	1.3
Equity risk [member]
Market Risk [line items]
Total VaR (one-day measure)	6.7	4.9	5.5
Foreign exchange risk [member]
Market Risk [line items]
Total VaR (one-day measure)	0.8	2.7	0.6
Commodity risk [member]
Market Risk [line items]
Total VaR (one-day measure)	3.3	3.1	2.3
Diversification effect [member]
Market Risk [line items]
Total VaR (one-day measure)	(10.1)	(9.8)	(7.4)
High [Member]
Market Risk [line items]
Total VaR (one-day measure)	17.8
High [Member] | Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	15.3
High [Member] | Credit spread risk [member]
Market Risk [line items]
Total VaR (one-day measure)	3.8
High [Member] | Equity risk [member]
Market Risk [line items]
Total VaR (one-day measure)	7.9
High [Member] | Foreign exchange risk [member]
Market Risk [line items]
Total VaR (one-day measure)	2.2
High [Member] | Commodity risk [member]
Market Risk [line items]
Total VaR (one-day measure)	5.2
Low [Member]
Market Risk [line items]
Total VaR (one-day measure)	9.7
Low [Member] | Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	7.4
Low [Member] | Credit spread risk [member]
Market Risk [line items]
Total VaR (one-day measure)	2.1
Low [Member] | Equity risk [member]
Market Risk [line items]
Total VaR (one-day measure)	4.5
Low [Member] | Foreign exchange risk [member]
Market Risk [line items]
Total VaR (one-day measure)	0.8
Low [Member] | Commodity risk [member]
Market Risk [line items]
Total VaR (one-day measure)	2.2
Average risk [member]
Market Risk [line items]
Total VaR (one-day measure)	13.1	13.0	9.2	$ 11.8	$ 9.1
Average risk [member] | Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	11.2	10.6	7.4	9.8	7.1
Average risk [member] | Credit spread risk [member]
Market Risk [line items]
Total VaR (one-day measure)	2.8	2.4	1.4	2.5	1.4
Average risk [member] | Equity risk [member]
Market Risk [line items]
Total VaR (one-day measure)	6.2	6.4	4.9	6.1	5.6
Average risk [member] | Foreign exchange risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.4	1.5	0.5	1.3	0.8
Average risk [member] | Commodity risk [member]
Market Risk [line items]
Total VaR (one-day measure)	3.3	2.4	2.4	2.8	2.5
Average risk [member] | Diversification effect [member]
Market Risk [line items]
Total VaR (one-day measure)	$ (11.8)	$ (10.3)	$ (7.4)	$ (10.7)	$ (8.3)